Promissory Note	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014
Debt Disclosure [Abstract]
Promissory Note

7.Promissory Note

On January 25, 2013, we entered into a Letter Agreement (the “Agreement”) with Morrison & Foerster LLP (“Morrison”). Under the terms of the Agreement, we issued a Promissory Note (the “Note”) in favor of Morrison in the principal amount of $1,125,000. In consideration for the Note, Morrison agreed to waive $1,519,000 of amounts due and payable to Morrison for legal services rendered. The Note bore interest at the rate of 7.5% per annum, but the then outstanding balance would accrue interest at the rate of 10% per annum upon the occurrence of an event of default (as defined in the Note).  During the quarter ended October 31, 2013, we paid $21,000 under the terms of the Note.

In consideration for Morrison’s acceptance of the Note, we issued Morrison a warrant to purchase 375,000 shares of our common stock at an exercise price of $0.83 per share. The warrant was exercisable immediately and expires on January 24, 2018. The warrant may be exercised by Morrison with a cash payment or, in lieu thereof, at its election, through a net exercise, as set forth in the warrant agreement. Neither the warrant nor the shares to be issued upon exercise thereof are registered for sale or resale under the Securities Act of 1933, as amended (the “Securities Act”), and have been or will be issued in reliance on an exemption from registration under the Securities Act pursuant to Section 4(a)(2) thereof based on the offering of such securities to one investor and the lack of any general solicitation or advertising in connection with such issuance. We determined that the warrants issued in connection with the Note were equity instruments and did not represent derivative instruments. The fair value of the warrants issued to Morrison was $245,000, based on the Black-Scholes valuation method assuming no dividend yield, volatility of 134%, a risk-free interest rate of 0.35%, and an expected life of 5 years.

During the fiscal year ended July 31, 2014, we entered into a Promissory Note Payoff Agreement (“Payoff Agreement”) with Morrison. Under the Payoff Agreement, we paid $500,000 in cash to Morrison to extinguish $1,227,000 in unsecured debt owed to Morrison under the Note, dated January 25, 2013. We have no further obligations or liability under the Note. As a result of the Payoff Agreement, we recorded a gain of $727,000 that is reflected in the other income (expense) section of the consolidated statement of operations.

4. Promissory Note

On January 25, 2013, we entered into a Letter Agreement (the “Agreement”) with Morrison & Foerster LLP (“Morrison”). Under the terms of the Agreement, we issued a Promissory Note (the “Note”) in favor of Morrison in the principal amount of $1,125,000. In consideration for the Note, Morrison agreed to waive $1,519,000 of amounts due and payable to Morrison for legal services rendered. The Note bore interest at the rate of 7.5% per annum, but the then outstanding balance would accrue interest at the rate of 10% per annum upon the occurrence of an event of default (as defined in the Note). Beginning March 31, 2013, and on or before the last business day of each calendar month thereafter, we were required to pay all accrued but unpaid interest on the then unpaid amount of outstanding principal. Beginning on February 28, 2014, we were required to pay equal monthly principal installments of approximately $47,000, plus interest. We could prepay the outstanding balance under the Note in full or in part at any time, which would result in a discount of the then outstanding balance. The Note was to mature on February 28, 2016, unless accelerated pursuant to an event of default or upon the consummation of a change of control.  As a result of the Agreement, we reclassified the amount due and payable to Morrison from accounts payable to note payable during the fiscal year ended July 31, 2013.

In consideration for Morrison’s acceptance of the Note, we issued Morrison a warrant to purchase 375,000 shares of our common stock at an exercise price of $0.83 per share. The warrant was exercisable immediately and expires on January 24, 2018. The warrant may be exercised by Morrison with a cash payment or, in lieu thereof, at its election, through a net exercise, as set forth in the warrant agreement. Neither the warrant nor the shares to be issued upon exercise thereof are registered for sale or resale under the Securities Act of 1933, as amended (the “Securities Act”), and have been or will be issued in reliance on an exemption from registration under the Securities Act pursuant to Section 4(a)(2) thereof based on the offering of such securities to one investor and the lack of any general solicitation or advertising in connection with such issuance. We determined that the warrants issued in connection with the Note were equity instruments and did not represent derivative instruments. The fair value of the warrants issued to Morrison was $245,000, based on the Black-Scholes valuation method assuming no dividend yield, volatility of 134%, a risk-free interest rate of 0.35%, and an expected life of 5 years.

This transaction was accounted for as a troubled debt restructuring. During the year ended July 31, 2013, we recorded $25,000 of other expense resulting from the excess of the total cash outflows under the troubled debt restructuring, plus the expense related to the fair value of the warrant issued in conjunction with the debt, over the carrying amount of the Morrison payables prior to the restructuring. In accordance with the applicable guidance, interest to be paid under the Note of approximately $174,000 was added to the carrying amount of the Note, and future payments of interest were to be reflected as a reduction to the carrying amount of the debt.

During the fiscal year ended July 31, 2014, we entered into a Promissory Note Payoff Agreement (“Payoff Agreement”) with Morrison. Under the Payoff Agreement, we paid $500,000 in cash to Morrison to extinguish $1,227,000 in unsecured debt owed to Morrison under the Note, dated January 25, 2013. We have no further obligations or liability under the Note. As a result of the Payoff Agreement, we recorded a gain of $727,000 that is reflected in the other income (expense) section of the consolidated statement of operations.

During the fiscal year ended July 31, 2014, prior to the Payoff Agreement, we paid $28,000 under the terms of the Note. During the fiscal year ended July 31, 2013, we paid $43,000 under the terms of the Note.